UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
Alabama - 2.1%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$11,018,800
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,900	3,675,162
AGM Series 2004
5.50%, 1/01/21	1,000	959,420
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	375	383,228
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	625	639,500
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,448,530

		20,124,640

Arizona - 2.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.08%, 2/01/42(a)	3,850	3,581,000
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	1,080,226
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,278	2,307,318
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,915,900
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	3,956,637
5.625%, 7/01/38	1,760	1,485,141
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,223,377
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,904,294
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	3,929,131
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	366	366,586

		23,749,610

California -8.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,933,057
California GO

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/32	10,000	10,747,000
5.25%, 4/01/30	15	15,056
AGM Series 03
5.00%, 2/01/29	1,445	1,512,005
AMBAC
5.00%, 4/01/27	3,705	3,723,117
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,972,096
Series 2008A
5.375%, 8/15/20	510	578,784
5.50%, 8/15/23	80	89,618
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,351,280
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,975	1,984,460
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,685,670
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	20,433,174
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	3,576,573
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,220,230
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	2,054,320
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,000	3,370,110
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,061,772
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,820	2,915,062

		80,223,384

Colorado - 3.1%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	470	430,459
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	315	330,974

	Principal Amount (000)	U.S. $ Value
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,389,953
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	699,902
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,928,378
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	2,900	2,966,178
5.375%, 9/01/26	3,600	3,682,980
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	1,934,884
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,551,776
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	1,992,100
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b)(c)	1,210	544,500
Series 04
6.125%, 12/01/19 (b)	820	369,000

		28,913,784

District of Columbia - 2.5%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	745,171
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	899,360
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	11,625,504
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,828,519
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,364,250

		23,462,804

Florida - 7.7%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	1,005	1,018,276
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,979,600

	Principal Amount (000)	U.S. $ Value
Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	445	433,074
Series 03
5.75%, 1/01/32	2,000	1,718,160
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	705	707,813
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	980	934,361
7.10%, 5/01/30	2,240	2,102,822
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	249,970
6.05%, 11/01/39	750	741,960
Florida HFC MFHR (Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,545	3,572,332
Florida HFC MFHR (Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,205	2,205,110
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,808,023
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,128,150
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,007,621
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,450	2,092,864
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	5,158,752
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,702,350
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,160	4,902,774
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,020	1,021,999
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,922,400

	Principal Amount (000)	U.S. $ Value
Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,120	3,120,375
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,523,225
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,620,326
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,140	3,143,203
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,345	1,354,321
Tampa FL (Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,179,953
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,625	1,627,568
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,003,750
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,842,146

		71,823,278

Guam - 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	515	553,877

Illinois - 7.7%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	16,457,850
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29(d)	7,000	7,735,210
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,210,313
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,820	4,980,169
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,572	1,624,065
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,407,408
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,455	2,456,915

	Principal Amount (000)	U.S. $ Value
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,312	2,145,443
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,250	2,261,655
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	625,507
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,255,104
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,475,300
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,227	2,167,094
Matteson IL GO
8.00%, 12/01/29 (e)	3,350	2,944,650
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	3,500	3,530,520
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	2,320	2,588,169

		71,865,372

Indiana - 0.5%
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,196,257
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	3,200	3,598,016

		4,794,273

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	264,706

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,197,403

Louisiana - 2.9%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,757,298
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,202,128
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02

	Principal Amount (000)	U.S. $ Value
6.65%, 1/01/25	605	592,162
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	797,239
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	4,128,652
5.25%, 12/01/21	4,495	4,817,606
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,648,317
RADIAN Series A
5.00%, 12/01/22	1,060	1,151,849

		27,095,251

Maryland - 0.8%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	911,435
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,291,159

		7,202,594

Massachusetts - 2.8%
Massachusetts Dev Fin Agy (Emerson College)
Series A
5.50%, 1/01/30	4,750	5,141,875
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,864,391
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,860,552
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,609,872
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,399,737
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,245	2,316,122
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/19	4,000	3,646,720

		25,839,269

Michigan - 2.0%
Detroit MI Wtr Supply Sys

	Principal Amount (000)	U.S. $ Value
AGM Series 2006A
5.00%, 7/01/24	9,980	10,709,039
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	235	235,179
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,765,880
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,777,385

		18,487,483

Minnesota - 1.3%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,417,122
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,350,130
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,756,700
Tobacco Securitization Auth MN
5.25%, 3/01/31	4,500	4,865,625

		12,389,577

Mississippi - 1.8%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.25%, 8/01/27	15,000	17,271,300

Missouri - 2.2%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,915	1,760,364
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	15,472,660
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	1,031,810
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	1,887,219
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	668,655

		20,820,708

Nevada - 6.8%
Carson City NV Hosp (Carson Tahoe Hospital)

	Principal Amount (000)	U.S. $ Value
RADIAN Series 03A
5.125%, 9/01/29	4,800	4,843,584
Clark Cnty NV Airport PFC (McCarran Airport)
5.25%, 7/01/18	9,090	10,691,567
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	14,937,785
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	6,341,249
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,440,000
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,642,566
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	7,178,805
AMBAC Series B
5.00%, 7/01/25	6,985	7,499,446

		63,575,002

New Hampshire - 0.4%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,753,366
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,291,917

		4,045,283

New Jersey - 1.6%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	3,675	3,741,628
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,823,844
Union Cnty NJ Util Auth
Series 2011A
5.25%, 12/01/31	4,340	4,765,927

		15,331,399

New Mexico - 1.4%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	13,542,087

New York - 7.8%
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04

	Principal Amount (000)	U.S. $ Value
5.75%, 5/01/25-5/01/26	5,100	5,476,646
New York NY GO
5.125%, 12/01/27(d)	1,000	1,152,040
5.25%, 9/01/23	5,000	5,976,400
Series 04G
5.00%, 12/01/23	895	990,326
Series 2003A
5.50%, 8/01/21 (Pre-refunded/ETM)	625	673,525
5.50%, 8/01/21	4,375	4,690,744
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,582,725
New York NY Trnsl Fin Auth
Series 2002B
5.00%, 2/01/27	10,000	12,065,200
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,925,862
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,325,088
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	1,188	12
New York St Pers Income Tax
Series 2010A
5.00%, 3/15/27	5,355	6,423,590
Port Authority of NY & NJ
5.00%, 7/15/30 (f)	12,200	14,610,354
5.00%, 11/15/31	2,775	3,030,578
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	10,000	12,114,000

		73,037,090

North Carolina - 0.6%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	920	1,075,406
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,131,330
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	3,305	3,017,102

		5,223,838

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,065	2,165,645

	Principal Amount (000)	U.S. $ Value
Ohio - 2.8%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,329,345
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,194,818
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,538,852
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	8,241,626

		26,304,641

Oregon - 0.8%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	3,015,246
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,410	1,410,607
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,480,750

		7,906,603

Pennsylvania - 2.8%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,680,012
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	2,027,580
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	5,291,410
Pennsylvania IDA (Pennsylvania SRF)
Series 08A
5.50%, 7/01/23	3,940	4,512,955
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24(b)	1,030	892,083
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,634,466
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)

	Principal Amount (000)	U.S. $ Value
Series 99
5.50%, 1/01/24	440	357,650

		26,396,156

Puerto Rico - 2.2%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	7,090	7,921,373
Puerto Rico GO
5.25%, 7/01/23	1,700	1,799,178
Series 01A
5.50%, 7/01/19	1,000	1,141,440
Series 03A
5.25%, 7/01/23	500	514,365
Series 04A
5.25%, 7/01/19	2,880	3,034,368
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,435
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,170,605
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,751,900

		20,876,664

Rhode Island - 0.5%
Rhode Island EDC (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	5,055	5,057,073

South Carolina - 0.9%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,565,175
AGC
5.00%, 12/01/29	400	418,812
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,574,783

		8,558,770

Tennessee - 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	2,100,544
5.25%, 9/01/26	275	287,719

		2,388,263

Texas - 12.8%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,499,522
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/27	475	479,232
Camino Real Regl Mob Auth TX
5.00%, 2/15/21-2/15/22	4,270	4,278,946
Series 2008
5.00%, 8/15/21	1,790	1,793,705
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,163,261
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	10,910	10,957,458
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	169,538
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,847,600
Frisco TX ISD GO
5.00%, 8/15/31(f)	3,335	3,966,649
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	548,541
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	925	897,389
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,914,272
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,730,495
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	757,802
Houston TX IDC (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	2,790	2,695,307
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	7,249,300
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07
5.00%, 9/01/24	1,000	1,106,330
North Texas Tollyway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/30	7,500	8,646,000
San Antonio TX Elec & Gas
5.00%, 2/01/25 (Pre-refunded/ETM)	65	73,495
5.00%, 2/01/25	2,435	2,666,374
Series 08
5.00%, 2/01/26	6,830	7,894,387
Series 2009A
5.25%, 2/01/24	3,260	3,931,821
San Antonio TX GO
Series 02
5.00%, 2/01/22-2/01/23	840	842,787

	Principal Amount (000)	U.S. $ Value
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	1,012,200
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,234,862
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,259,736
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,120,580
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	10,188,894
Texas Private Acvty Bond Srfc Trnsp Corp. (Nte Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,540,627
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	9,557,855
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	2,077,080
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,808,740

		119,910,785

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	840	881,084

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	378	382,336

Washington - 7.7%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	14,488,807
Energy Northwest WA (Bonneville Power Admin)
Series 2006
5.00%, 7/01/24	4,055	4,593,626
AMBAC
5.00%, 7/01/21	11,470	12,524,896
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,599,280
Series 2009
5.00%, 6/01/27	615	690,190
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	5,129,325
Tacoma WA Refuse Util
XLCA Series 06

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/18	3,615	4,097,385
Washington St GO
5.00%, 7/01/24(d)	9,000	10,940,670
AMBAC
5.00%, 1/01/24	5,000	5,666,350
NPFGC-RE
5.00%, 1/01/27	6,380	7,274,157
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	2,632,262

		72,636,948

West Virginia - 0.9%
Fairmont WV St College
NPFGC-RE Series 02A
5.375%, 6/01/27	2,500	2,542,475
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,547,350

		8,089,825

Wisconsin - 1.1%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	1,915	1,850,062
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(g)	2,465	2,770,389
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,260,950

		9,881,401

Total Long-Term Municipal Bonds (cost $890,869,464)		942,270,206

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10%(h) (cost $7,018,901)	7,018,901	7,018,901

Total Investments - 101.1% (cost $897,888,365)(i)		949,289,107
Other assets less liabilities - (1.1%)		(10,108,481)

Net Assets - 100.0%		$939,180,626

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$4,745	2/12/12	SIFMA	*	3.548%		$41,354
Merrill Lynch Capital Services, Inc.	6,300	10/21/16	SIFMA	*	4.129%		1,009,847
Merrill Lynch Capital Services, Inc.	2,500	7/30/26	4.090%		SIFMA	*	(724,596)
Merrill Lynch Capital Services, Inc.	2,500	11/15/26	4.378%		SIFMA	*	(851,704)

							$(525,099)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Portfolio.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	When-Issued or delayed delivery security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the market value of this security amounted to $2,770,389 or 0.3% of net assets.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,377,584 and gross unrealized depreciation of investments was $(6,976,842), resulting in net unrealized appreciation of $51,400,742.

As of January 31, 2012, the Portfolio held 34.4% of net assets in insured bonds (of this amount 0.7% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency

EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$835,575,827		$106,694,379		$942,270,206
Short-Term Investments		7,018,901		– 0	–	– 0	–	7,018,901

Total Investments in Securities		7,018,901		835,575,827		106,694,379		949,289,107
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,051,201		1,051,201
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(1,576,300)		(1,576,300)

Total		$7,018,901		$835,575,827		$106,169,280		$948,764,008

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$108,793,911		$(248,786)		$108,545,125
Accrued discounts/(premiums)	11,929		– 0	–	11,929
Realized gain (loss)	(586,118)		52,129		(533,989)
Change in unrealized appreciation/depreciation	2,545,805		(276,313)		2,269,492
Purchases	1,225,854		– 0	–	1,225,854
Sales	(2,061,011)		– 0	–	(2,061,011)
Settlements	– 0	–	(52,129)		(52,129)
Transfers in to Level 3	6,495,117		– 0	–	6,495,117
Transfers out of Level 3	(9,731,108)		– 0	–	(9,731,108)

Balance as of 1/31/12	$106,694,379		$(525,099)		$106,169,280

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$1,920,400		$(276,313)		$1,644,087

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 109.6%
Long-Term Municipal Bonds - 109.6%
Alabama - 1.8%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
6.25%, 2/01/23	$1,000	$1,016,960
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.00%, 1/01/24	1,430	1,300,370
Montgomery AL Med Clinic BD (Jackson Hospital & Clinic)
5.25%, 3/01/36	1,000	999,960
Phenix City AL IDB (Meadwestvaco Corp.)
Series 2002A
6.35%, 5/15/35	4,300	4,303,827
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	4,615	4,922,544

		12,543,661

Alaska - 0.7%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,749,063

Arizona - 3.9%
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	5,931,456
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	4,900	5,604,375
Phoenix AZ IDA (Great Hearts Academies)
6.30%, 7/01/42	1,000	1,008,400
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	1,962,007
5.625%, 7/01/38	3,825	3,227,650
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	10,240	10,283,725

		28,017,613

California - 16.1%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	2,400	2,508,912
Bay Area Toll Authority CA
Series 2006F
5.00%, 4/01/25 (a)	7,570	8,661,140
California Dept Wtr Res Pwr
5.00%, 5/01/16	5,500	6,497,425

	Principal Amount (000)	U.S. $ Value
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	1,087,275
California ED Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	1,300	1,382,381
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,600	4,025,160
California Mun Fin Auth (Emerson College)
6.00%, 1/01/42	1,000	1,101,180
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (b)	3,910	4,013,185
California Poll Cntl Fin Auth (Waste Management, Inc.)
5.125%, 7/01/31	2,250	2,427,233
California Pub Wks Brd (California Pub Wks Brd Lease)
Series 2011A
5.00%, 10/01/17	6,490	7,527,037
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,094,940
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,169,520
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,233,951
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (c)	4,650	4,848,276
Chino CA CFD #2009-1
6.75%, 9/01/40	1,000	1,032,140
Compton CA CRA (Compton CA Tax Alloc)
Series 2010A
5.50%, 8/01/30	2,635	2,625,909
Series 2010B
5.00%, 8/01/25	1,420	1,410,372
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	9,890	6,715,804
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	7,230	7,949,023
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2002C
7.50%, 12/01/24	4,625	4,160,743
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)	1,000	1,192,360
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	476,213
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,279,275
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	4,500	5,019,975
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	3,390,023
Southern CA Logistics Arpt Auth Proj
5.00%, 12/01/36	3,600	2,288,988
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (a)	9,960	11,966,342
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,000	2,067,420
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	1,400	1,460,102
West Contra Costa CA Hlth Dist
6.25%, 7/01/42	5,000	5,425,300
Yucaipa CA CFD #98-1
5.375%, 9/01/30	1,700	1,761,064

		114,798,668

Colorado - 4.1%
Colorado Hlth Fac Auth (American Baptist Homes of The Midwest)
Series 2009A
7.75%, 8/01/39	965	1,010,075
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.00%, 11/15/15	2,500	2,786,400
Series 2011B
5.00%, 11/15/17	8,020	9,223,561
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	600	613,692
5.375%, 9/01/26	3,800	3,887,590
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,500	1,553,025
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,307,751
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	5,100	5,422,524
Three Springs Metro District #3 CO

	Principal Amount (000)	U.S. $ Value
Series 2010
7.75%, 12/01/39	2,550	2,605,055

		29,409,673

District of Columbia - 2.6%
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	1,850	1,975,263
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,205	4,708,591
District of Columbia Pers Income Tax
5.00%, 12/01/29 (a)	10,000	12,021,200

		18,705,054

Florida - 7.0%
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	5,000	5,115,700
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	4,500	4,788,000
Citizens Ppty Ins Corp. FL
AGM
5.00%, 6/01/15	6,105	6,716,477
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,437,076
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2011A
5.00%, 10/01/27	5,000	5,426,050
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/42 (b)	3,900	3,985,488
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.375%, 11/15/28	1,130	1,130,316
6.75%, 11/15/21	2,970	3,189,364
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	4,352,960
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,450	2,472,761
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,432,240
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	4,155,680
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005

	Principal Amount (000)	U.S. $ Value
5.00%, 10/15/35	1,840	1,744,467

		49,946,579

Georgia - 2.8%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,000	2,039,020
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	6,100	6,430,071
Metro Atlanta Rapid Tran Auth GA
5.00%, 7/01/29 (a)	10,220	11,412,163

		19,881,254

Guam - 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	910	978,696

Idaho - 0.6%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,257,760

Illinois - 8.1%
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (a)	3,000	3,315,090
Chicago IL O’Hare Intl Arpt (O’hare Intl Arpt)
Series 2010B
5.00%, 1/01/26	1,285	1,435,024
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	3,215	3,321,834
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,260	1,334,408
Chicago IL Transit Authority Sales Tax
5.25%, 12/01/31	5,000	5,731,050
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	4,000	4,020,720
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	2,798,429
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	1,900	2,018,978
Illinois Finance Auth (OSF Healthcare Sys)
6.00%, 5/15/39	5,950	6,569,633
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A

	Principal Amount (000)	U.S. $ Value
8.125%, 5/15/40	1,250	1,261,337
8.25%, 5/15/45	2,775	2,812,546
Illinois Finance Auth (Provena Health)
Series B
6.00%, 5/01/34	2,025	2,147,634
Illinois Finance Auth (Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,718,042
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	4,800	4,856,880
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	2,500	2,608,125
Matteson IL GO
8.00%, 12/01/29 (d)	5,000	4,395,000
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	4,885	5,449,657

		57,794,387

Indiana - 2.4%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	5,923,320
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/31	3,000	3,358,080
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	1,800	2,023,884
Whiting IN Envrn Fac (BP PLC)
5.00%, 1/01/16	5,000	5,619,700

		16,924,984

Iowa - 0.4%
Tobacco Settlement Fin Corp. IA
Series 2005C
5.625%, 6/01/46	3,500	2,684,150

Kansas - 0.9%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	9,250	6,124,332

Kentucky - 0.5%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	3,831,059

Louisiana - 3.4%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)

	Principal Amount (000)	U.S. $ Value
6.375%, 7/01/41	1,500	1,611,285
Louisiana Gas and Fuels Tax
5.00%, 5/01/26 (a)	10,000	11,162,800
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,276,392
5.875%, 10/01/40	3,000	3,156,630
6.00%, 10/01/44	1,740	1,839,667
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	4,800	4,869,984

		23,916,758

Maine - 0.5%
Maine Hlth & Higher Edl Facs (Maine General Medical Center)
6.75%, 7/01/41	3,000	3,247,230

Maryland - 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	1,029,870

Massachusetts - 1.1%
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.00%, 1/01/27	1,475	1,169,719
5.50%, 1/01/13-1/01/19	6,800	6,417,155

		7,586,874

Michigan - 3.6%
Detroit MI GO
Series 2008A-1
5.00%, 4/01/16	1,000	884,460
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/27	5,000	5,514,850
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
6.00%, 7/01/35	1,310	1,318,725
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	1,000	1,025,830
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack - Pace)
8.00%, 4/01/30	1,195	1,294,400
Series 2010
8.00%, 4/01/40	500	538,660
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	7,430	5,610,319
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
5.00%, 12/01/14	4,000	4,306,440

	Principal Amount (000)	U.S. $ Value
NPFGC-RE
5.00%, 12/01/27	4,630	4,790,429

		25,284,113

Minnesota - 1.3%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,775	1,749,316
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
FGIC Series 2007B
5.00%, 1/01/22	2,750	3,027,062
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,245,760
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,000	1,081,250

		9,103,388

Missouri - 0.5%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,525,837
6.00%, 2/01/41	1,750	1,820,245

		3,346,082

New Hampshire - 0.2%
New Hampshire Bus Fin Auth (Waste Management, Inc.)
Series 2010
3.50%, 8/01/24	1,450	1,494,356

New Jersey - 3.2%
Burlington Cnty NJ Brdg Commn (The Evergreens)
5.625%, 1/01/38	2,000	1,953,260
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	3,900	3,899,532
6.40%, 9/15/23	3,000	3,000,300
Series 1999
6.25%, 9/15/19	375	375,000
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	5,395,680
New Jersey Hlth Care Fac Fin Auth (St Joseph Health Sys)
6.625%, 7/01/38	1,500	1,555,635
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
4.75%, 6/01/34	3,000	2,229,360
5.00%, 6/01/41	6,265	4,712,345

		23,121,112

New York - 9.9%
Metropolitan Trnsp Auth NY

	Principal Amount (000)	U.S. $ Value
Series 2011D
5.00%, 11/15/25	2,500	2,923,400
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31	10,740	12,342,623
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	1,865	1,623,706
6.70%, 1/01/43	2,190	1,755,460
New York NY GO
5.125%, 12/01/27 (a)	7,340	8,455,974
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	1,786,700
8.00%, 8/01/28	5,550	4,997,553
Series 2005
7.50%, 8/01/16	1,110	992,895
New York NY Transitional Fin Auth
5.00%, 2/01/26 (a)	10,000	12,083,100
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 2/15/29 (a)	7,500	8,665,725
Newburgh NY CSD GO
4.75%, 6/29/12	2,375	2,375,712
Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,490,559
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	51,186
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	2,000	1,384,880
Series A
6.00%, 9/15/37	3,000	2,071,230
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/14	3,000	3,289,710
Yonkers NY GO
Series 2011A
5.00%, 10/01/17	3,000	3,356,520

		70,646,933

North Carolina - 0.8%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	6,350	5,395,151

Ohio - 2.1%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	8,925	6,620,565
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	3,711,410

	Principal Amount (000)	U.S. $ Value
Series 2002A
5.625%, 8/15/32	2,225	2,241,977
Series 2006A
5.00%, 8/15/36	1,290	1,264,948
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,250	1,329,237

		15,168,137

Oregon - 1.3%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25 (a)	7,310	9,157,383

Pennsylvania - 4.1%
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,093,212
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	4,170	4,223,126
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	4,431,560
Pennsylvania St
5.00%, 11/15/29 (a)	10,000	12,061,000
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2011A
5.00%, 6/15/25	5,000	5,493,750

		29,302,648

Puerto Rico - 1.6%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	3,000	3,351,780
Series 2010ZZ
5.25%, 7/01/23	2,455	2,765,606
Puerto Rico Pub Fin Corp.
Series B
6.00%, 8/01/26	1,620	1,901,848
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	3,000	3,423,810

		11,443,044

Rhode Island - 1.1%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	4,672,215
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	3,160	3,159,842

		7,832,057

South Carolina - 1.5%
South Carolina St Public Svc A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/32 (a)	$10,000	$11,022,000

South Dakota - 0.1%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	1,020	932,066

Tennessee - 1.4%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.50%, 7/01/36	6,450	6,570,809
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2011A-2
5.00%, 7/01/15	3,135	3,427,307

		9,998,116

Texas - 10.8%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (c)	1,195	1,237,996
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	5,362,750
Central TX Regl Mobility Auth
6.00%, 1/01/41	5,600	5,998,440
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.75%, 8/15/41	1,000	1,025,040
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,820,330
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28	9,600	11,432,352
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.25%, 11/01/40	3,500	3,553,655
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	778,163
5.50%, 11/15/22	4,000	4,045,000
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	3,153,120
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Northwest Sr Hsg Corp. - Edgemere Proj)
Series 2006A
6.00%, 11/15/36	2,500	2,537,025
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,120,580
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	8,396,820
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	7,187,300

	Principal Amount (000)	U.S. $ Value
Texas Pub Fin Auth Charter Sch Fin Corp. (Cosmos Fndtn, Inc.)
Series 2010A
6.20%, 2/15/40	5,000	5,264,450
Tyler TX Hlth Fac Dev Corp. (East Texas Medical Center)
5.375%, 11/01/37	1,500	1,494,690
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.00%, 7/01/33	2,400	2,413,440
Series 2007B
5.00%, 7/01/37	3,520	3,533,094
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,239,100

		76,593,345

Utah - 1.4%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	4,000	4,195,640
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,105,520
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,087,420
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,920,868

		10,309,448

Virginia - 2.8%
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	3,103,717
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	10,490	6,758,917
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26 (a)	8,275	10,063,310

		19,925,944

Washington - 4.2%
Seattle WA Mun Light & PWR
5.00%, 2/01/26 (a)	7,500	9,028,725
Washington St
5.00%, 7/01/25 (a)	10,000	12,113,500
Washington St GO
5.00%, 7/01/24 (a)	5,000	6,078,150
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,425	2,618,286

		29,838,661

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.3%
West Virginia Hosp Fin Auth (Thomas Health Sys)
6.50%, 10/01/38	2,445	2,444,731

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	435	488,892
Wisoncisn St Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/24	1,490	1,539,662

		2,028,554

Total Long-Term Municipal Bonds (cost $737,385,196)		780,814,934

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (e) (cost $3,249,553)	3,249,553	3,249,553

Total Investments - 110.1% (cost $740,634,749) (f)		784,064,487
Other assets less liabilities - (10.1%)		(71,648,838)

Net Assets – 100.0%		$712,415,649

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$15,000	12/2/24	3.013%		SIFMA *	$(2,182,857)
JPMorgan Chase Bank NA	8,500	7/9/25	SIFMA	*	3.167%	1,388,695
Morgan Stanley Capital Services, Inc.	2,500	3/17/22	SIFMA	*	3.073%	366,086
Morgan Stanley Capital Services, Inc.	3,000	6/11/22	SIFMA	*	2.965%	410,238

						$(17,838)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley:
CDX-NAHYS 5.00% 12/20/16*	5.00%	– 0	–%	$21,560	$(425,870)	$(1,199,970)	$774,100

*	Termination date

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $6,575,164 or 0.9% of net assets.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,138,552 and gross unrealized depreciation of investments was $(2,708,814), resulting in net unrealized appreciation of $43,429,738.

As of January 31, 2012, the Fund held 5.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$614,115,928		$166,699,006		$780,814,934
Short-Term Investments		3,249,553		– 0	–	– 0	–	3,249,553

Total Investments in Securities		3,249,553		614,115,928		166,699,006		784,064,487
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,165,019		2,165,019
Credit Default Swap Contracts		– 0	–	774,100		– 0	–	774,100
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(2,182,857)		(2,182,857)

Total		$3,249,553		$614,890,028		$166,681,168		$784,820,749

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$138,274,159		$1,165,152		$139,439,311
Accrued discounts/(premiums)	58,936		– 0	–	58,936
Realized gain (loss)	– 0	–	102,720		102,720
Change in unrealized appreciation/depreciation	(9,713,649)		(360,986)		(10,074,635)
Purchases	16,034,777		– 0	–	16,034,777
Sales	– 0	–	– 0	–	– 0	–
Settlements	– 0	–	(102,720)		(102,720)
Transfers in to Level 3	30,064,336		(822,004)		29,242,332
Transfers out of Level 3	(8,019,553)		– 0	–	(8,019,553)

Balance as of 1/31/12	$166,699,006		$(17,838)		$166,681,168

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(9,713,649)		$(360,986)		$(10,074,635)

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.7%
California - 91.5%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,643,300
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,944,013
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,742,750
Series 2010S-2
5.00%, 10/01/30	2,350	2,643,068
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	3,281,237
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,868,404
California Dept Wtr Res Cen Vy
5.00%, 12/01/24	5,000	5,919,900
Series 2008AE
5.00%, 12/01/27	2,680	3,126,086
Series 2009AF
5.00%, 12/01/29	2,225	2,564,535
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	7,107,473
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	2,200,594
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21-11/01/26	1,890	2,112,223
Series 04
5.00%, 11/01/20	1,000	1,068,070
5.25%, 5/01/34	1,000	1,031,860
Series 2012A
5.00%, 11/01/30	1,250	1,380,788
California GO
5.00%, 8/01/22-2/01/32	21,600	23,250,576
5.125%, 6/01/31	20	20,029
5.25%, 2/01/30 (Pre-refunded/ETM)	45	45,000
5.25%, 2/01/30-4/01/30	10,475	10,494,730
5.30%, 4/01/29	5	5,318
Series 03
5.25%, 2/01/24	3,500	3,738,525
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,606,724
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,560,225

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (a)	2,825	2,899,552
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	2,320	2,320,534
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22	3,500	3,738,350
Series 2004A
5.50%, 6/01/23	3,290	3,513,259
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	4,422,866
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,721,249
Series 05C
5.00%, 4/01/23	3,130	3,457,711
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	50	50,087
Series 00D
6.00%, 12/01/31	80	80,927
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,425	1,474,547
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,690	5,788,949
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	1,915	1,916,053
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	4,195,840
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,556,711
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	3,420	3,379,883
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,614,200
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	1,715	1,728,909
Corona CA CFD #97-2 (Corona CA Cfd #97-2 Eagle Glen)

	Principal Amount (000)	U.S. $ Value
Series 98
5.875%, 9/01/23	5,425	5,459,774
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,410	3,446,351
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	5,020,213
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	1,030,104
5.60%, 9/01/26	1,000	915,090
Fontana CA CFD #11 (Fontana CA Cfd #11 Hertg W End)
Series B
6.50%, 9/01/28	7,910	7,977,235
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,908,472
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21-10/01/24	3,425	3,637,608
5.375%, 10/01/17	1,315	1,422,304
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,403,107
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,567,740
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,111,000
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.25%, 9/02/19 (a)	1,220	1,222,428
4.00%, 9/02/22 (a)	1,355	1,379,837
4.25%, 9/02/24 (a)	1,530	1,561,258
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,378,284
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	3,947,863
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	2,200	2,224,882
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	4,307,800
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,695	2,729,527
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)

	Principal Amount (000)	U.S. $ Value
AMBAC Series 01
5.25%, 11/01/30	6,500	6,525,350
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,583,622
5.10%, 3/01/19	1,350	1,356,548
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,624,026
Series 2010A
5.00%, 5/15/25	8,915	10,514,440
Series A
5.00%, 5/15/27	3,560	4,143,876
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,899,005
AMBAC Series 2006A-2
5.00%, 7/01/31	5,000	5,403,700
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	24,871,704
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	5,038,950
Los Angeles CA USD GO
Series 2010 3670
5.25%, 7/01/25 (b)	8,000	9,538,880
AMBAC Series B
5.00%, 7/01/21	8,685	9,961,956
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
5.00%, 7/01/25	1,260	1,480,248
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,195,709
Met Wtr Dist Southern CA Wtr
Series 2011C
5.00%, 10/01/24	3,425	4,272,345
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,585,395
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,670,882
6.00%, 3/01/36	1,125	1,190,531
AMBAC Series 05
5.00%, 3/01/26	1,900	1,912,293
RADIAN Series 04
5.00%, 3/01/24	3,060	2,957,551
Oakland CA USD GO
NPFGC-RE
5.00%, 8/01/22	8,975	9,531,988
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,820,666
Orange Cnty CA COP

	Principal Amount (000)	U.S. $ Value
AMBAC
6.00%, 6/01/21 (Pre-refunded/ETM)	830	956,766
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)(c)	37,500	31,254,750
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,822,002
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,453,973
Placentia-Yorba Lnda CA USD GO (Placentia-yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,402,734
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	280	289,912
NPFGC-RE Series 2002L
5.375%, 11/01/27	2,220	2,249,060
Redding CA Elec Sys COP
NPFGC Series 92A
10.251%, 7/01/22 (Pre-refunded/ETM) (d)	1,210	1,841,330
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,084,648
6.00%, 9/01/30	1,395	1,445,011
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,936,651
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	1,017,260
Sacramento CA USD GO
AGM Series 04D
5.25%, 7/01/21-7/01/23	8,525	8,945,126
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,190	5,113,915
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,898,949
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,807,332
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,758,541
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	6,106,770
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)

	Principal Amount (000)	U.S. $ Value
5.25%, 3/01/25	15,000	16,718,400
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,579,287
San Diego Cnty CA COP
Series 04A
5.50%, 9/01/44 (Pre-refunded/ETM)	5,000	5,645,000
San Diego Cnty CA Wtr Auth
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	18,741,522
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,714,725
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,405,678
AGM Series 00A
6.125%, 1/01/27	1,480	1,482,190
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/27	12,000	14,522,040
Series 2009B
5.00%, 11/01/27	4,705	5,521,129
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	17,345,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	16,799,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	19,659,250
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	8,186,200
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	5,501,250
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	6,011,010
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	1,997,027
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,795,095
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,800,144
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,713,600
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,096,890
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,157,223

	Principal Amount (000)	U.S. $ Value
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,705	9,926,177
Series 03
6.125%, 9/01/27	1,000	1,009,890
6.20%, 9/01/33	2,375	2,396,114
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,466,859
Univ of California
Series K
5.00%, 5/15/21	4,550	5,082,850
AGM Series 05B
5.00%, 5/15/24	5,000	5,321,050
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,971,960

		611,897,087

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,154,274

Illinois - 0.1%
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	890	992,875

Nevada - 0.4%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,500	2,643,000

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,110	1,180,363

Puerto Rico - 7.5%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	11,600,954
Puerto Rico GO
5.25%, 7/01/23	3,000	3,175,020
Series 01A
5.50%, 7/01/19	1,880	2,145,907
Series 03A
5.25%, 7/01/23	800	822,984
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,435
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	324,252
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	175	228,487
5.50%, 8/01/28	20,825	23,608,470

	Principal Amount (000)	U.S. $ Value
Univ of Puerto Rico
5.00%, 6/01/18	4,930	5,308,525
Series 06Q
5.00%, 6/01/19	2,490	2,656,208

		50,414,242

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,437,624
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,699,323

		5,136,947

Total Investments - 100.7% (cost $608,426,975) (e)		673,418,788
Other assets less liabilities - (0.7%)		(4,351,130)

Net Assets - 100.0%		$669,067,658

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	$6,500	1/25/26	SIFMA	*	4.108%		$1,865,458
Merrill Lynch Capital Services, Inc.	2,800	10/1/16	SIFMA	*	4.147%		453,993
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		496,909
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(4,202,658)
Merrill Lynch Capital Services, Inc.	10,200	8/9/26	4.063%		SIFMA	*	(3,004,371)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%		SIFMA	*	(5,110,224)

							$(9,500,893)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Portfolio.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swap contracts. The aggregate market value of these securities amounted to $3,393,849.
(d)	Variable rate coupon, rate shown as of January 31, 2012.
(e)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,436,609 and gross unrealized depreciation of investments was $(5,444,796), resulting in net unrealized appreciation of $64,991,813.

As of January 31, 2012, the Portfolio held 30.0% of net assets in insured bonds (of this amount 1.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	–	ACA Financial Guaranty Corporation
AGM	–	Assured Guaranty Municipal
AMBAC	–	Ambac Assurance Corporation
CCD	–	Community College District
CDA	–	Community Development Authority
CFD	–	Community Facilities District
COP	–	Certificate of Participation
CRA	–	Community Redevelopment Agency
ETM	–	Escrowed to Maturity
GO	–	General Obligation
HFA	–	Housing Finance Authority
LID	–	Local Improvement District
MFHR	–	Multi-Family Housing Revenue
NPFGC	–	National Public Finance Guarantee Corporation
NPFGC-RE	–	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	–	Public Finance Authority
RADIAN	–	Radian Asset Assurance Inc.
SD	–	School District
UHSD	–	Unified/Union High School District
USD	–	Unified School District
XLCA	–	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$598,398,456		$75,020,332	$673,418,788

Total Investments in Securities		– 0	–	598,398,456		75,020,332	673,418,788
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,816,360	2,816,360
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(12,317,253)	(12,317,253)

Total	$	– 0	–	$598,398,456		$65,519,439	$663,917,895

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$43,699,117		$(7,515,720)		$36,183,397
Accrued discounts/(premiums)	5,583		– 0	–	5,583
Realized gain (loss)	(7,050)		(277,768)		(284,818)
Change in unrealized appreciation/depreciation	1,432,905		(1,985,173)		(552,268)
Purchases	2,825,000		– 0	–	2,825,000
Sales	(225,000)		– 0	–	(225,000)
Settlements	– 0	–	277,768		277,768
Transfers in to Level 3	30,572,950		– 0	–	30,572,950
Transfers out of Level 3	(3,283,173)		– 0	–	(3,283,173)

Balance as of 1/31/12	$75,020,332		$(9,500,893)		$65,519,439

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$1,432,905		$(1,985,173)		$(552,268)

AllianceBernstein

Municipal Income Fund - New York Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 98.6%
New York - 87.6%
Albany Cnty NY Arpt Auth
AGM
5.00%, 12/15/25-12/15/26	$4,540	$5,108,892
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	883,476
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,693,169
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,570,499
East Rochester NY HSG Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,892,363
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	12,043,757
Series 2011C
5.00%, 12/01/28	7,260	8,644,337
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,505,799
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25	1,400	1,505,644
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	10,452,345
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/28	650	729,248
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,022,720
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	9,302,966
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,160,900
Series 02A
5.125%, 11/15/31	5,500	5,671,655
Series 2011D
5.00%, 11/15/29	4,300	4,841,628
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series A

	Principal Amount (000)	U.S. $ Value
5.25%, 11/15/30	10,000	10,361,100
NPFGC
5.00%, 11/15/18-11/15/21	11,890	13,790,902
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,131,164
Montgomery Cnty NY IDA (New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,000	1,029,230
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	1,845,714
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,555,700
New York NY GO
5.00%, 1/01/21	5,000	5,764,000
Series 04G
5.00%, 12/01/23	3,225	3,568,495
Series 04I
5.00%, 8/01/21	11,400	12,508,764
Series 05J
5.00%, 3/01/24	5,000	5,564,350
AGM Series 04E
5.00%, 11/01/21	4,000	4,427,400
XLCA Series 04I
5.00%, 8/01/18	10,000	11,022,100
New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	1,250	1,257,650
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,849,900
New York NY Hlth & Hosp Corp.
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,938,773
New York NY IDA
Series 01B
6.375%, 7/01/31 (Pre-refunded/ETM)	1,810	1,855,522
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	8,321,490
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,582,725
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,179,388
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	800	849,864
New York NY Mun Wtr Fin Auth

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/27	15,110	17,559,482
Series CC 2008
5.125%, 6/15/30	10,300	11,642,399
New York NY TFA Bldg Aid
NPFGC-RE
5.00%, 7/15/21(a)	7,000	7,953,120
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,691,600
Series 2011B-
5.00%, 2/01/25	11,000	13,410,760
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,132,720
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/31	9,675	10,691,649
New York St Dormitory Auth
Series 02-34
5.20%, 2/01/32 (Pre-refunded/ETM)	3,965	4,236,840
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	575	641,700
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	2,123,208
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,919,768
Series B
5.00%, 7/01/27	4,925	5,824,994
Series C
5.00%, 7/01/29	2,000	2,340,720
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	1,980	1,997,543
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,438,063
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,805,550
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,493,631
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr)
NPFGC Series 03A
5.00%, 7/01/22	5,000	5,270,100
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	2,035,026
New York St Dormitory Auth (Mount Sinai Hospital)

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 7/01/26	6,795	7,448,883
New York St Dormitory Auth (New York St BOCES Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,334,322
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,736,293
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,716,652
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,391,357
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,564,889
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,294,752
Series B
5.25%, 7/01/24	690	740,591
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,356,858
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	919,450
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/25	5,335	6,175,392
5.75%, 7/01/24	5,165	6,013,816
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	1,003,800
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	14,033,112
Series 2011A
5.00%, 7/01/28	6,690	7,948,857
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,328,339
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	11,104,732
New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,503,525
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/29	2,000	2,316,400

	Principal Amount (000)	U.S. $ Value
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	6,805	6,808,811
Series 01-31A
5.30%, 10/01/31	8,500	8,503,400
Series 82
5.65%, 4/01/30	1,915	1,916,149
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,510,570
NPFGC Series C
5.00%, 11/15/19	680	808,867
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	12,949,300
Series 2010A
5.00%, 3/15/28	5,000	5,933,600
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,530,300
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,442,975
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,693,100
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,500,500
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,002,660
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	4,797,080
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,290	1,161,980
Onondaga Cnty NY Trst for Cult Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,501,379
New York St Liberty Dev Corp 4 World Trade Ctr Proj
5.00%, 7/15/31-11/15/31	20,225	23,230,003
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,874,424
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute.)
Series 2006
5.00%, 3/01/26	7,505	8,014,439

	Principal Amount (000)	U.S. $ Value
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	6,143,029
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	962,361
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	5,990	6,639,076
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,512,130
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,177,267
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	19,144,868
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010A
5.00%, 9/01/30	3,000	3,314,490
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	813,617
Westchester Cnty Hlth Care Corp. NY
6.00%, 11/01/30	1,000	1,119,650
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	700	702,534

		561,283,089

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	814,525
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	963,080

		1,777,605

Florida - 1.4%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,490	5,153,793
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	690	691,194
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	905	773,078
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,175	2,189,246

		8,807,311

	Principal Amount (000)	U.S. $ Value
Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	505,220

Guam - 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	516,900

Illinois - 0.3%
Plano IL SSA #3 (Plano Il SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,267	1,280,722
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	785	875,738

		2,156,460

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	3,000	3,243,750

Nevada - 0.2%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,365	1,414,317

North Carolina - 0.1%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	1,000	849,630

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)(d)	1,200	988,344
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	975	1,036,805

		2,025,149

Puerto Rico - 6.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,259,285
5.375%, 7/01/24	5,225	5,770,438
Series 08WW
5.375%, 7/01/23	405	448,258
Puerto Rico GO
5.25%, 7/01/23	1,600	1,693,344
Series 01A
5.50%, 7/01/19	915	1,044,418
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,435
Puerto Rico HFA MFHR

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/20 (Pre-refunded/ETM)	3,420	3,695,070
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,884,499
5.125%, 12/01/27	1,495	1,643,244
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,470	1,471,044
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	935	978,973
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	125	163,205
5.50%, 8/01/28	14,875	16,863,192
Univ of Puerto Rico
5.00%, 6/01/22	255	268,237
Series 06Q
5.00%, 6/01/20	4,225	4,494,724

		43,221,366

Texas – 0.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	3,043,143
7.50%, 6/30/32	1,225	1,435,810
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,504,319

		5,983,272

Virginia – 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	126	127,445

Total Long-Term Municipal Bonds (cost $587,893,306)		631,911,514

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (e) (cost $1,210,585)	1,210,585	1,210,585

U.S. $ Value
Total Investments - 98.8% (cost $589,103,891) (f)	633,122,099
Other assets less liabilities - 1.2%	7,373,322

Net Assets - 100.0%	$640,495,421

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank NA	$2,200	1/25/26	SIFMA	*	4.108%	$631,386
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(520,970)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%	502,636

						$613,052

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An amount of $545,357 has been segregated to collateralize open total return swap agreements for the New York Portfolio.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Fair valued.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,373,080 and gross unrealized depreciation of investments was $(2,354,872), resulting in net unrealized appreciation of $44,018,208.

As of January 31, 2012, the Fund held 27.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$595,752,926		$36,158,587		$631,911,513
Short-Term Investments		1,210,585		– 0	–	– 0	–	1,210,585

Total Investments in Securities		1,210,585		595,752,926		36,158,587		633,122,098
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,134,022		1,134,022
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(520,970)		(520,970)

Total		$1,210,585		$595,752,926		$36,771,639		$633,735,150

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$28,619,698		$416,950		$29,036,648
Accrued discounts/(premiums)	2,275		– 0	–	2,275
Realized gain (loss)	450		(28,815)		(28,365)
Change in unrealized appreciation/depreciation	511,258		196,102		707,360
Purchases	801,480		– 0	–	801,480
Sales	(212,450)		– 0	–	(212,450)
Settlements	– 0	–	28,815		28,815
Transfers in to Level 3	9,342,291		– 0	–	9,342,291
Transfers out of Level 3	(2,906,415)		– 0	–	(2,906,415)

Balance as of 1/31/12	$36,158,587		$613,052		$36,771,639

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$511,258		$196,102		$707,360

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012